Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	6 Months Ended
Jun. 30, 2024
Net Loss Per Share Attributable to Ordinary Shareholders [Abstarct]
Schedule of Basic and Diluted Net Loss per Share Attributable to Ordinary Shareholders	The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:
	For the Three Months Ended		For the Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Numerator:
Net loss for the period	$(23,087)	$(18,802)	$(36,334)	$(37,321)

Net loss attributable to ordinary shareholders, basic and diluted	$(23,087)	$(18,802)	$(36,334)	$(37,321)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	8,869,691	4,081,757	7,072,950	3,434,028
Net loss per share attributable to ordinary shareholders, basic and diluted	$(2.60)	$(4.61)	$(5.14)	$(10.87)